Property and Equipment, Net - Summary of Depreciation Expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 4,291,284	¥ 330,238	¥ 21,360
Cost of Revenues
Property Plant And Equipment [Line Items]
Depreciation expense	156,725	95,948	4,389
Research and Development Expenses
Property Plant And Equipment [Line Items]
Depreciation expense	3,238,987	21,850	6,071
Sales and Marketing Expenses
Property Plant And Equipment [Line Items]
Depreciation expense	417,934	92,642	2,707
General and Administrative Expenses
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 477,638	¥ 119,798	¥ 8,193